Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Items that will not be reclassified to profit and loss:
Remeasurements of defined benefit plans	€ 17	€ (249)
Total items that will not be reclassified to profit and loss	17	(249)
Items that may be reclassified subsequently to profit and loss:
(Gains) / losses on revaluation of FVOCI investments	(487)	3,499
Revaluation reserve - Insurance contracts	397	(4,211)
Revaluation reserve - Reinsurance contracts	(126)	1,243
Changes in cash flow hedging reserve	42	42
Movement in foreign currency translation and net foreign investment hedging reserve	3	(12)
Total items that may be reclassified subsequently to profit and loss	(171)	561
Total income tax related to components of other comprehensive income	€ (154)	€ 312